                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co Inc
Address: 654 Madison Ave, Suite 1550
         New York, N.Y. 10021


Form 13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500

Signature, Place, and Date of Signing:

    /s/  Janice Bennett      New York, NY       January 29, 2002
    _______________________  _________________  _________________
         [Signature]            [City, State]     [Date]



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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     86

Form 13F Information Table Value Total:     $138,037
                                              [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                   Form 13F INFORMATION TABLE
                                                   MILBANK WINTHROP & CO. INC.
    ITEM 1           ITEM 2       ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------        --------     --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                     TITLE       CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER      OF CLASS     NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------      --------     ------        ------    -------  ---  ----  ---- ------ ------  --------  ----   ------   ----
ABBOTT LABS            COMMON     002824100      353,065     6,333            X                              6,333   0      0
ABLE LABORATORIES INC  COMMON     00371N100        6,300    15,000            X                             15,000   0      0
ADC TELECOMMUNICATION  COMMON     000886101    1,562,243   339,618            X                            339,618   0      0
ADVANCED VIRAL RESH C  COMMON     007928104        2,782    10,700            X                             10,700   0      0
AEGON N V - ORD AMER   COMMON     007924103      354,033    13,225            X                             13,225   0      0
AFLAC INC              COMMON     001055102    2,608,690   106,217            X                            106,217   0      0
AMERICAN EXPRESS CO    COMMON     025816109    3,939,284   110,375            X                            110,375   0      0
AMERICAN HOME PRODS C  COMMON     026609107      257,098     4,190            X                              4,190   0      0
AMERICAN INTL GROUP I  COMMON     026874107    3,577,526    45,057            X                             45,057   0      0
AOL TIME WARNER        COMMON     00184A105    4,625,610   144,100            X                            144,100   0      0
AT & T CORP.           COMMON     001957109    1,334,651    73,575            X                             73,575   0      0
AT & T WIRELESS COM    COMMON     00209A106      340,195    23,674            X                             23,674   0      0
AUTOMATIC DATA PROCES  COMMON     053015103      329,840     5,600            X                              5,600   0      0
BANK NEW YORK INC      COMMON     064057102      430,766    10,558            X                             10,558   0      0
BAXTER INTL INC        COMMON     071813109      214,842     4,006            X                              4,006   0      0
BELLSOUTH CORP         COMMON     079860102    1,711,104    44,852            X                             44,852   0      0
BELO CORPORATION       COMMON     080555105    1,749,375    93,300            X                             93,300   0      0
BERKSHIRE HATHAWAY IN  COMMON     084670108      982,800        13            X                                 13   0      0
BP AMOCO ADS           COMMON     055622104    2,110,019    45,367            X                             45,367   0      0
BRIGGS & STRATTON COR  COMMON     109043109      472,262    11,060            X                             11,060   0      0
BRISTOL MYERS SQUIBB   COMMON     110122108    4,031,754    79,054            X                             79,054   0      0
CARNIVAL CORP CL A     COMMON     143658102    2,878,200   102,500            X                            102,500   0      0
CATERPILLAR INC        COMMON     149123101      255,816     4,896            X                              4,896   0      0
CHEVRONTEXACO CORP     COMMON     166764100    1,244,414    13,887            X                             13,887   0      0
CHUBB CORP             COMMON     171232101    3,659,070    53,030            X                             53,030   0      0
CISCO SYS INC          COMMON     17275R102      330,399    18,244            X                             18,244   0      0
CITIGROUP INC.         COMMON     172967101    6,035,288   119,558            X                            119,558   0      0
COCA COLA CO           COMMON     191216100    1,104,772    23,431            X                             23,431   0      0
DEERE & CO             COMMON     244199105      772,782    17,700            X                             17,700   0      0
DISNEY WALT PRODTNS    COMMON     254687106      350,914    16,936            X                             16,936   0      0
DOVER CORP             COMMON     260003108    3,136,122    84,600            X                             84,600   0      0
DU PONT E I DE NEMOUR  COMMON     263534109      269,556     6,341            X                              6,341   0      0
ELECTRONIC DATA SYS    COMMON     285661104      592,957     8,650            X                              8,650   0      0
EXXON MOBIL CORP       COMMON     30231G102    8,920,707   226,990            X                            226,990   0      0
FEDERAL HOME LOAN MTG  COMMON     313400301    2,805,660    42,900            X                             42,900   0      0
FEDERAL NAT MORTGAGE   COMMON     313586109    1,852,350    23,300            X                             23,300   0      0
FORD MTR CO DEL COM P  COMMON     345370860    1,281,636    81,529            X                             81,529   0      0
GEMSTAR TV GUIDE INTE  COMMON     36866W106      602,530    21,752            X                             21,752   0      0
GENERAL ELECTRIC COMP  COMMON     369604103    6,610,034   164,921            X                            164,921   0      0


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

GILLETTE CO            COMMON     375766102      545,589    16,335            X                             16,335   0      0
INTEL CORP             COMMON     458140100      954,476    30,349            X                             30,349   0      0
INTERNATIONAL BUSINES  COMMON     459200101      844,180     6,979            X                              6,979   0      0
INTERPUBLIC GROUP COS  COMMON     460690100    1,604,849    54,328            X                             54,328   0      0
J.P. MORGAN CHASE&CO   COMMON     46625H100      612,716    16,856            X                             16,856   0      0
JEFFERSON PILOT CORP   COMMON     475070108      277,620     6,000            X                              6,000   0      0
JOHNSON & JOHNSON      COMMON     478160104    2,883,371    48,788            X                             48,788   0      0
LEHMAN BROS HLDGS INC  COMMON     524908100      507,680     7,600            X                              7,600   0      0
LIBERTY MEDIA CORP SE  COMMON     530718105    1,989,176   142,084            X                            142,084   0      0
LOEWS CORP             COMMON     540424108      290,136     5,239            X                              5,239   0      0
MCGRAW HILL INC        COMMON     580645109      234,346     3,843            X                              3,843   0      0
MEDIA GENERAL INC. CL  COMMON     584404107    4,016,298    80,600            X                             80,600   0      0
MELLON FINL CORP       COMMON     58551A108      456,331    12,130            X                             12,130   0      0
MEMBERWORKS INC COM    COMMON     586002107      816,363    58,270            X                             58,270   0      0
MERCK & CO             COMMON     589331107    4,881,988    83,027            X                             83,027   0      0
MICROSOFT CORP         COMMON     594918104      543,250     8,200            X                              8,200   0      0
MINNESOTA MNG & MFG C  COMMON     604059105    1,462,849    12,375            X                             12,375   0      0
MOTOROLA INC           COMMON     620076109      306,453    20,403            X                             20,403   0      0
NESTLE SA SPONS. ADR   FOREIGN    641069406      253,008     4,800            X                              4,800   0      0
NORTHERN TRUST CORP    COMMON     665859104    2,020,622    33,554            X                             33,554   0      0
NUI HLDG CO COM        COMMON     629431107      467,056    19,707            X                             19,707   0      0
ORACLE CORP            COMMON     68389X105      893,894    64,728            X                             64,728   0      0
PEPSICO INC            COMMON     713448108      411,917     8,460            X                              8,460   0      0
PFIZER INC             COMMON     717081103    1,834,296    46,030            X                             46,030   0      0
PHARMACIA CORP         COMMON     71713U102      406,796     9,538            X                              9,538   0      0
PHILIP MORRIS COS INS  COMMON     718154107      540,617    11,791            X                             11,791   0      0
POTASH CORP SASK INC   COMMON     73755L107    3,357,486    54,700            X                             54,700   0      0
PROCTER & GAMBLE CO    COMMON     742718109    3,569,475    45,109            X                             45,109   0      0
PROVIDIAN FINL CORP    COMMON     74406A102       70,290    19,800            X                             19,800   0      0
QUALCOMM INC COM       COMMON     747525103      637,310    12,620            X                             12,620   0      0
READERS DIGEST ASSN I  COMMON     755267101    2,552,648   110,600            X                            110,600   0      0
REGIS CORP MINN        COMMON     758932107    7,413,039   287,550            X                            287,550   0      0
ROYAL DUTCH PETRO-NY   COMMON     780257804    2,170,213    44,272            X                             44,272   0      0
SBC COMMUNICATIONS, I  COMMON     78387G103      285,549     7,290            X                              7,290   0      0
SCHLUMBERGER           COMMON     806857108    1,120,870    20,398            X                             20,398   0      0
SIGMA ALDRICH CORP     COMMON     826552101    2,577,414    65,400            X                             65,400   0      0
TEXAS INSTRUMENTS INC  COMMON     882508104      478,800    17,100            X                             17,100   0      0
TYCO INTL LTD NEW COM  COMMON     902124106    1,688,899    28,674            X                             28,674   0      0
U S BANCORP            COMMON     902973304      576,684    27,553            X                             27,553   0      0
VERIZON COMMUNICATION  COMMON     92343V104      262,169     5,524            X                              5,524   0      0
VIACOM INC CL B        COMMON     925524308    4,538,973   102,808            X                            102,808   0      0
VODAFONE GROUP PLC     COMMON     92857W100    1,005,834    39,168            X                             39,168   0      0
WACHOVIA GROUP COM     COMMON     929903102      466,104    14,863            X                             14,863   0      0
WALGREEN COMPANY       COMMON     931422109      235,620     7,000            X                              7,000   0      0
WELLS FARGO NEW        COMMON     949746101    1,155,172    26,574            X                             26,574   0      0
WORLD ACCESS INC COM   COMMON     98141A101           91    26,105            X                             26,105   0      0
ZEMEX CDA CORP COM     COMMON     988910105      120,828    18,733            X                             18,733   0      0

TOTAL                                        138,036,789



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